Offsetting of financial assets (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2019	Dec. 31, 2018
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	SFr 111,400	SFr 124,700
Offsetting	(97,900)	(110,100)
of which counterparty netting	(83,200)	(96,900)
of which cash collateral netting	(14,700)	(13,200)
Total net derivatives subject to enforceable master netting agreements	13,500	14,600
Total derivatives not subject to enforceable master netting agreements	4,400	3,800
Total net derivatives presented in the consolidated balance sheets	17,900	18,400
Offsetting of securities purchased under resale agreements and securities borrowing transactions
Securities purchased under resale agreements, gross	80,600	86,600
Securities purchased under resale agreements, offsetting	(10,900)	(20,900)
Securities purchased under resale agreements, net	69,700	65,700
Securities borrowing transactions, gross	12,300	12,600
Securities borrowing transactions, offsetting	(500)	(2,200)
Securities borrowing transactions, net	11,800	10,400
Total subject to enforceable master netting agreements, gross	92,900	99,200
Total subject to enforceable master netting agreements, offsetting	(11,400)	(23,100)
Total subject to enforceable master netting agreements, net	81,500	76,100
Total not subject to enforceable master netting agreements	25,500	41,000
Total, gross	118,400	140,200
Total, net	107,000	117,100
of which reported at fair value	85,556	81,818
Amounts not offset in the consolidated balance sheets
Derivatives, net	13,500	14,600
Derivatives, financial instruments	4,400	4,500
Derivatives, cash collateral received/pledged	0	100
Derivatives, net exposure	9,100	10,000
Securities purchased under resale agreements, net	69,700	65,700
Securities purchased under resale agreements, financial instruments	69,700	65,700
Securities purchased under resale agreements, cash collateral received/pledged	0	0
Securities purchased under resale agreements, net exposure	0	0
Securities borrowing transactions, net	11,800	10,400
Securities borrowing transactions, financial instruments	11,200	10,000
Securities borrowing transactions, cash collateral received/pledged	0	0
Securities borrowing transactions, net exposure	600	400
Total financial assets subject to enforceable master netting agreements, net	95,000	90,700
Total financial assets subject to enforceable master netting agreements, financial instruments	85,300	80,200
Total financial assets subject to enforceable master netting agreements, cash collateral received/pledged	0	100
Total financial assets subject to enforceable master netting agreements, net exposure	9,700	10,400
Trading assets
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	17,700	18,400
Other assets
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	200	0
OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	6,800	7,100
Offsetting	(6,000)	(6,000)
Total net derivatives subject to enforceable master netting agreements	800	1,100
Amounts not offset in the consolidated balance sheets
Derivatives, net	800	1,100
OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	99,000	105,600
Offsetting	(87,000)	(92,500)
Total net derivatives subject to enforceable master netting agreements	12,000	13,100
Amounts not offset in the consolidated balance sheets
Derivatives, net	12,000	13,100
Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	5,600	12,000
Offsetting	(4,900)	(11,600)
Total net derivatives subject to enforceable master netting agreements	700	400
Amounts not offset in the consolidated balance sheets
Derivatives, net	700	400
Interest rate derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	67,800	69,100
Interest rate derivatives | OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	3,900	5,500
Interest rate derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	63,600	63,400
Interest rate derivatives | Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	300	200
Foreign exchange derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	21,100	27,000
Foreign exchange derivatives | OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	100	100
Foreign exchange derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	21,000	26,900
Equity/index-related derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	15,400	22,000
Equity/index-related derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	10,100	10,200
Equity/index-related derivatives | Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	5,300	11,800
Credit derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	5,900	5,300
Credit derivatives | OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	2,800	1,500
Credit derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	3,100	3,800
Other products
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	1,200	1,300
Other products | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	SFr 1,200	SFr 1,300